Related Party Transactions - Disclosure of Transactions with Associates (Details) - Associates - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Power sales	$ 127	$ 27	$ 10
Purchased power	12	3	3
Asset management fees paid	$ 2	$ 2	$ 1